Transactions with related parties	6 Months Ended
Jun. 30, 2022
Transactions with related parties
Transactions with related parties

Note 12. Transactions with related parties

Transactions with related parties are described in Note 27 to the annual financial statements in SEK’s 2021 Annual Report on Form 20-F. During the first quarter of 2022, SEK repaid the drawdown of Skr 10 billion that was made from the credit facility with the Swedish National Debt Office during the first quarter of 2020. Beyond that, no material changes have taken place in relation to transactions with related parties compared to the description in SEK’s 2021 Annual Report on Form 20-F.